NET REVENUES (Tables)	12 Months Ended
Dec. 31, 2024
NET REVENUES
Schedule of net revenues

	Year Ended December 31,
	2024	2023	2022
	U.S dollars in thousands
Licensing revenues (1)	547	—	2,000
Sales of products (2)	7,496	6,530	59,800
	8,043	6,530	61,800